Marketable securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Marketable securities
Marketable securities	R$ 380,514	R$ 166,349
Average gross yield of securities	104.00%	101.00%
Credit Risk | AAA
Marketable securities
Financial bills (LF)	R$ 0	R$ 1,640
Financial treasury bills (LFT)	0	164,709
Private investment fund	31,842	0
Credit Risk | AA
Marketable securities
Private investment fund	R$ 348,672	R$ 0